INVESTMENTS	12 Months Ended
Dec. 31, 2025
Investments
INVESTMENTS

NOTE 14 — INVESTMENTS

Financial assets at fair value through profit or loss

As of December 31, 2025, and 2024, financial assets at fair value consist through profit or loss of:

	As of December 31,
	2025	2024
Investments in YouGo World	$-	$-
Investment in Quantum	14,600	-
Investments in ERL	1,381,666	1,381,666
	$1,396,266	$1,381,666

On September 11, 2017, the Company entered into an agreement to purchase a 2.5% interest in YouGo World ltd., a start-up company focusing on mixed reality platforms, content, and services. The investment was revalued based on the available public information.

In January 2024, the Company entered into an agreement to acquire 1,817,981 shares in Entrepreneur Resorts Limited at a market value of US$2.75 per share. The total cost of acquiring the shares was US$4,999,448 which was paid by US$3,999,448 via receivable offset and balance of US$1,000,000 by cash paid over a period of time during the year 2024. As of December 31, 2024, the shares of Entrepreneur Resorts Limited was trading at US$0.76 per shares and the Company has revalued the investment by using the fair market value approach as of December 31, 2024 and booked the unrealized loss due to revaluation of US$3,617,782.

In August 2025, the Company purchased 2,000 shares of Quantum Biopharma Ltd through on market purchase at an acquisition price of US$24.14 per share. The Company recorded the transaction as investment in the books and revalued to the quoted on market price per share of Quantum Biopharme Ltd as of December 31, 2025. The Company booked the unrealized loss of US$33,935 in the profit and loss statement in 2025.

Investments in Joint Venture

As of December 31, 2025, and 2024, investments in joint venture consists of:

	As of December 31,
	2025	2024
Investments in Health 360 Pte Ltd	$-	$366
Investment in Genius City	5,100,000	-
	$5,100,000	$366

During the year 2025, the Health 360 Pte Ltd was completing the winding up process and the Company written off the investment in 2025 financial statement.

In November 2025, the Company entered into a joint venture agreement with Wooden Fish Village to establish PT Genius City Bali, a company incorporated in Indonesia. The joint venture was formed for the purpose of developing an integrated living and learning district intended to serve as the foundation for Genius City within Nuanu Creative City, Indonesia.

Under the terms of the agreement, the Company holds a 51% ownership interest in the joint venture. The arrangement is jointly controlled by the Company and the other shareholder through contractual provisions requiring unanimous consent over key strategic and operating decisions.

As of December 31, 2025, the Company is committed to contribute US$5.1 million in cash to PT Genius City Bali. The amount payable by the Company is presented within current liabilities in the consolidated statement of financial position.

As of December 31, 2025, the joint venture had not commenced operations, and accordingly the Company has not recognized any share of profit or loss from the joint venture in the consolidated statement of profit or loss for the year ended December 31, 2025.